Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 PEN (S/)
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	S/ 791,990	S/ 854,227		S/ 868,050
Net initial cost	791,990	854,227		868,050
Additions	67,741	50,405		138,895
Capitalization of interest expenses	609	1,105		3,527
Transfers from assets under construction		(89)
Derecognition - net	(2,689)	(492)		(25,964)
Amortization	(106,512)	(98,621)		(107,499)
Subsidiary deconsolidation	(751)
Impairment loss				(38,770)
Impairment reversal	20,700		$ 782	20,676
Translations adjustments	(6,997)	9,612		(4,688)
Reclassifications		(24,157)
Net final cost	743,391	791,990		854,227
At December 31, 2019
Intangible assets	743,391	791,990		854,227
Goodwill [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	58,946	57,367		93,288
Net initial cost	58,946	57,367		93,288
Additions
Capitalization of interest expenses
Transfers from assets under construction
Derecognition - net		0		(930)
Amortization
Subsidiary deconsolidation
Impairment loss				(33,089)
Impairment reversal
Translations adjustments	(1,866)	1,579		(1,902)
Net final cost	57,080	58,946		57,367
At December 31, 2019
Intangible assets	57,080	58,946		57,367
Trade- Marks [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	78,421	70,695		60,799
Net initial cost	78,421	70,695		60,799
Additions
Capitalization of interest expenses
Transfers from assets under construction
Derecognition - net		0		(8,358)
Amortization
Subsidiary deconsolidation
Impairment loss
Impairment reversal				20,676
Translations adjustments	(4,984)	7,810		(2,422)
Reclassifications		(84)
Net final cost	73,437	78,421		70,695
At December 31, 2019
Intangible assets	73,437	78,421		70,695
Concession Rights [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	371,797	443,950		484,082
Net initial cost	371,797	443,950		484,082
Additions	6,185	4,412		26,645
Capitalization of interest expenses				2,725
Transfers from assets under construction
Derecognition - net	(862)	0
Amortization	(54,304)	(52,408)		(50,102)
Subsidiary deconsolidation
Impairment loss				(3,213)
Impairment reversal
Translations adjustments		0		(16,187)
Reclassifications		(24,157)
Net final cost	322,816	371,797		443,950
At December 31, 2019
Intangible assets	322,816	371,797		443,950
Contractual Relations with Clients [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	523	501		25,966
Net initial cost	523	501		25,966
Additions
Capitalization of interest expenses
Transfers from assets under construction
Derecognition - net		0		(11,665)
Amortization				(3,682)
Subsidiary deconsolidation
Impairment loss
Impairment reversal
Translations adjustments	(26)	22		(10,118)
Net final cost	497	523		501
At December 31, 2019
Intangible assets	497	523		501
Software and Development Costs [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	16,595	21,387		3,992
Net initial cost	16,595	21,387		3,992
Additions	10,312	1,526		5,016
Capitalization of interest expenses
Transfers from assets under construction		(64)		672
Derecognition - net	(1,825)	(492)		(2,015)
Amortization	(7,269)	(6,037)		(7,529)
Subsidiary deconsolidation	(751)
Impairment loss
Impairment reversal
Translations adjustments	(121)	201		21,251
Reclassifications		74
Net final cost	16,941	16,595		21,387
At December 31, 2019
Intangible assets	16,941	16,595		21,387
Costs of Development of Wells [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	195,001	193,974		139,221
Net initial cost	195,001	193,974		139,221
Additions	45,518	37,994		102,022
Capitalization of interest expenses
Transfers from assets under construction		(25)
Derecognition - net	(2)	0
Amortization	(40,501)	(36,942)		(43,552)
Subsidiary deconsolidation
Impairment loss
Impairment reversal
Translations adjustments		0		(3,717)
Net final cost	200,016	195,001		193,974
At December 31, 2019
Intangible assets	200,016	195,001		193,974
Land Use Rights [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	10,820	10,820		13,288
Net initial cost	10,820	10,820		13,288
Additions
Capitalization of interest expenses
Transfers from assets under construction
Derecognition - net		0
Amortization
Subsidiary deconsolidation
Impairment loss				(2,468)
Impairment reversal
Translations adjustments		0
Net final cost	10,820	10,820		10,820
At December 31, 2019
Intangible assets	10,820	10,820		10,820
Other Assets [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	59,887	55,533		47,414
Net initial cost	59,887	55,533		47,414
Additions	5,726	6,473		5,212
Capitalization of interest expenses	609	1,105		802
Transfers from assets under construction				(672)
Derecognition - net		0		(2,996)
Amortization	(4,438)	(3,234)		(2,634)
Subsidiary deconsolidation
Impairment loss
Impairment reversal
Translations adjustments		0		8,407
Reclassifications		10
Net final cost	61,784	59,887		55,533
At December 31, 2019
Intangible assets	61,784	59,887		55,533
Gross carrying amount [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	1,739,418	1,698,976		1,818,614
At December 31, 2019
Intangible assets	1,453,556	1,739,418		1,698,976
Gross carrying amount [member] | Goodwill [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	95,466	93,887		170,346
At December 31, 2019
Intangible assets	93,600	95,466		93,887
Gross carrying amount [member] | Trade- Marks [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	81,562	73,836		106,185
At December 31, 2019
Intangible assets	76,578	81,562		73,836
Gross carrying amount [member] | Concession Rights [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	690,545	710,290		885,915
At December 31, 2019
Intangible assets	694,809	690,545		710,290
Gross carrying amount [member] | Contractual Relations with Clients [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	77,542	72,810		100,337
At December 31, 2019
Intangible assets	74,155	77,542		72,810
Gross carrying amount [member] | Software and Development Costs [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	63,871	63,278		22,565
At December 31, 2019
Intangible assets	45,239	63,871		63,278
Gross carrying amount [member] | Costs of Development of Wells [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	596,499	558,530		464,847
At December 31, 2019
Intangible assets	328,907	596,499		558,530
Gross carrying amount [member] | Land Use Rights [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	13,288	13,288		13,288
At December 31, 2019
Intangible assets	13,288	13,288		13,288
Gross carrying amount [member] | Other Assets [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	120,645	113,057		55,131
At December 31, 2019
Intangible assets	126,980	120,645		113,057
Accumulated depreciation, amortisation and impairment [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(947,428)	(844,749)		(950,564)
At December 31, 2019
Intangible assets	(710,165)	(947,428)		(844,749)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(36,520)	(36,520)		(77,058)
At December 31, 2019
Intangible assets	(36,520)	(36,520)		(36,520)
Accumulated depreciation, amortisation and impairment [member] | Trade- Marks [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(3,141)	(3,141)		(45,386)
At December 31, 2019
Intangible assets	(3,141)	(3,141)		(3,141)
Accumulated depreciation, amortisation and impairment [member] | Concession Rights [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(318,748)	(266,340)		(401,833)
At December 31, 2019
Intangible assets	(371,993)	(318,748)		(266,340)
Accumulated depreciation, amortisation and impairment [member] | Contractual Relations with Clients [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(77,019)	(72,309)		(74,371)
At December 31, 2019
Intangible assets	(73,658)	(77,019)		(72,309)
Accumulated depreciation, amortisation and impairment [member] | Software and Development Costs [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(47,276)	(41,891)		(18,573)
At December 31, 2019
Intangible assets	(28,298)	(47,276)		(41,891)
Accumulated depreciation, amortisation and impairment [member] | Costs of Development of Wells [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(401,498)	(364,556)		(325,626)
At December 31, 2019
Intangible assets	(128,891)	(401,498)		(364,556)
Accumulated depreciation, amortisation and impairment [member] | Land Use Rights [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(2,468)	(2,468)
At December 31, 2019
Intangible assets	(2,468)	(2,468)		(2,468)
Accumulated depreciation, amortisation and impairment [member] | Other Assets [member]
Intangible Assets (Details) - Schedule of movement of intangible assets and that of their related accumulated amortization [Line Items]
Intangible assets	(60,758)	(57,524)		(7,717)
At December 31, 2019
Intangible assets	S/ (65,196)	S/ (60,758)		S/ (57,524)